CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - EUR (€) € in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
Revenue	€ 58,319	€ 46,421
Cost of revenue	(29,998)	(26,232)
Gross Profit	28,321	20,189
Selling, general and administrative expenses	(34,832)	(22,828)
Gain on remeasurement of consideration receivable	98	19
Loss on remeasurement of deferred and contingent consideration	0	(9,276)
Loss on disposal of intangible assets	(89)
Operating Loss	(6,502)	(11,896)
Net interest expense and other financing charges	(184)	(1,384)
Loss Before Income Taxes	(6,686)	(13,280)
Income taxes	(826)	(1,196)
Net Loss from Continuing Operations	(7,512)	(14,476)
Net loss from discontinued operations after tax		(90)
Net Loss	(7,512)	(14,566)
Items to be reclassified to net loss:
Cumulative translation adjustment - continuing operations	2,590	157
Cumulative translation adjustment - discontinued operations		(95)
Items that will not be reclassified to net loss:
Remeasurement of employee obligations	44
Net Comprehensive Loss	€ (4,878)	€ (14,504)
Basic and Diluted Loss Per Share
Basic Loss Per Share, Continuing operations	€ (0.39)	€ (1.69)
Basic Loss Per Share, Discontinued operations	0.00	(0.01)
Basic Loss Per Share	(0.39)	(1.70)
Diluted Loss Per Share, Continuing operations	(0.39)	(1.69)
Diluted Loss Per Share, Discontinued operations	0.00	(0.01)
Diluted Loss Per Share	€ (0.39)	€ (1.70)
Weighted average number of shares - basic	19.5	8.6
Weighted average number of shares - diluted	19.5	8.6